SCUDDER
                                                                     INVESTMENTS

State Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder New York Tax-Free Income Fund

Supplement to the prospectus dated January 1, 2004, as revised April 8, 2004, as further revised June 1, 2004, July 1, 2004 and August 1, 2004

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Effective January 1, 2005, Scudder California Tax-Free Income Fund, Scudder
Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund are no longer offered through this prospectus. For a copy of each fund's current prospectus, please contact Scudder Investments.







               Please Retain This Supplement for Future Reference



January 1, 2005
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